Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio

The liabilities to assets ratio at December 31, 2022 and 2023 were as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Total liabilities	20,303,685	21,397,287
Total assets	44,942,945	46,160,484
Liabilities to assets ratio	45.18%	46.35%